Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Available-for-sale Investments, Allowance for Credit Loss, Beginning Balance	$ 2.9	$ 7.7
Debt Securities, Available-for-Sale, Allowance for Credit Loss, Not Previously Recorded	0.3	0.3
Available-for-sale investment, allowance for credit loss, increase (decrease)	(0.9)	(3.6)
Debt Securities, Available-for-Sale, Allowance for Credit Loss, Securities Sold	(1.3)	(1.5)
Available-for-sale Investments, Allowance for Credit Loss, Ending Balance	1.0	2.9	$ 7.7
Reinsurance Recoverable, Allowance for Credit Loss, Beginning Balance	3.7	3.7
Reinsurance Recoverable, Allowance for Credit Loss, Period Increase (Decrease)	23.8	0.0	0.4
Reinsurance Recoverable, Allowance for Credit Loss, Ending Balance	27.5	3.7	3.7
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	21.0	25.0
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)	3.6	(4.0)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 24.6	$ 21.0	$ 25.0